DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Due to related party [Abstract]
Disclosure of detailed information about related party transactions [Table Text Block]
	2018	2017
	US$’000	US$’000

Due to related parties - trade (Note 5)	2	1,073
Due to related parties - non-trade (Note 5)	1	12,906
Due to joint ventures - non-trade (Note 5)	6,235	3,965
	6,238	17,944
Less: included as part of a disposal group held for sale (Note 39)	-	(1,014)
	6,238	16,930